INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2015	2014	2013

The Netherlands	$(2,048)	$3,574	$(4,662)
Subsidiaries outside of the Netherlands	(2,505)	(1,944)	(1,618)
Income (Loss) before income tax benefit (expense)	$(4,553)	$1,630	$(6,280)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2015	2014	2013

Current:
The Netherlands	$-	$-	$-
Subsidiaries outside of the Netherlands, net of
$0, $0 and $1,125 in income tax benefit (expense)
related to prior period income tax positions
in 2015, 2014 and 2013, respectively	(110)	(107)	1,057
	(110)	(107)	1,057
Deferred:
The Netherlands	-	-	-
Subsidiaries outside of the Netherlands	(39)	17	(31)
Total income tax benefit (expense)	$(149)	$(90)	$1,026

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2015	2014

Deferred tax assets:
Operating loss carryforwards	$19,890	$18,234
Capital loss carryforwards	143	143
Allowance for doubtful accounts	21	36
Tax credit carryforwards	568	571
Accrued expenses	1,669	509
Total deferred tax assets	22,291	19,493

Deferred tax liabilities:
Depreciation of property and equipment	(56)	(87)
	22,235	19,406
Valuation allowance	(22,143)	(19,275)
Deferred tax assets, net	$92	$131

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of one location, which is currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2015, the Company has net operating loss carry forwards of $24,372 in the Netherlands, which will expire in 2016 through 2024. As of December 31, 2015, the Company has net operating loss carry forwards of $30,516 in the United States, which will expire in 2025 through 2034 and $4,245 in Israel, which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2015, the Company has capital loss carry forwards of $574 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2015, the Company has $568 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the year ended December 31, 2015 and 2014 the valuation allowance increased (decreased) by $2,868 and $(1,569), respectively.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2015	2014	2013

Effective loss (income) tax benefit from continuing
operations at statutory rate	$1,138	$(408)	$1,578
Rate differential	334	104	(6)
Non-deductible income (expense)	(162)	(46)	(67)
Adjustments to prior year tax losses	1,097	(1,053)	45
Changes in valuation allowance	(2,868)	1,569	(63)
Other	312	(256)	(461)
Income tax benefit (expense) from continuing
operations	$(149)	$(90)	$1,026

The Company was subject to a tax examination for one of its subsidiaries in the United States by the IRS for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325.

In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329. In August 2012, the Company filed an Offer in Compromise Form with the IRS to reduce the amount payable to the IRS under the settlements citing unfavorable financial condition of its American subsidiaries. In July 2013, the IRS accepted the Company’s offer to settle all outstanding amounts for $200, which has been paid in full as of December 31 2013.

As of December 31, 2015 and 2014 there are no unrecognized tax benefits. As of December 31, 2015 and 2014, $89 and $53 of income taxes payable, respectively, related to current operations are included in income tax payable.

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2013 to 2015 are subject to examination in the Netherlands. Income tax returns for the tax years 2011 to 2015 are subject to examination in foreign jurisdictions.